Deposits - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 539	¥ 516